CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total		Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2011	$ 89,161		$ 2,790	$ 64,402	$ (1,036)	$ (2,018)	$ 22,232	$ 2,791
Balance, shares at Dec. 31, 2011			9,073,043
Comprehensive income (loss)	(1,563)				139		(1,714)	12
Dividend distributed	(2,500)						(2,500)
Purchase of treasury shares	(70)					(70)
Purchase of treasury shares, shares
Share based compensation expenses	8			8
Balance at Dec. 31, 2012	85,036		2,790	64,410	(897)	(2,088)	18,018	2,803
Balance, shares at Dec. 31, 2012			9,073,043
Comprehensive income (loss)	2,448				468		2,822	(842)
Share based compensation expenses	3			3
Exercise of options	43		2	41
Exercise of options, shares			6,666
Balance at Dec. 31, 2013	87,530		2,792	64,454	(429)	(2,088)	20,840	1,961
Balance, shares at Dec. 31, 2013			9,079,709
Comprehensive income (loss)	1,861				429		1,432
Dividend distributed	(2,000)						(2,000)
Sale of subsidiary	(1,961)							(1,961)
Share based compensation expenses	38			38
Exercise of options			1	(1)
Exercise of options, shares	85,000	[1]	3,108
Balance at Dec. 31, 2014	$ 85,468		$ 2,793	$ 64,491		$ (2,088)	$ 20,272
Balance, shares at Dec. 31, 2014			9,082,817

[1]	The aggregate intrinsic value for the options exercised by employees during 2014 was approximately $21.